Summary of Significant Accounting Policies - New Accounting Principles (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
New Accounting Principles
Right-of-use assets	$ 2,425		$ 0
Operating lease liabilities	$ 2,224		$ 0
Accounting Standards Update 2016-02
New Accounting Principles
Right-of-use assets		$ 2,300
Operating lease liabilities		$ 2,300